Net Loss per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, basic									$ (1,830,047)	$ (126,609)	$ (119,327)
Change in fair value of warrant liabilities	$ 23,509		$ 0		$ 108,544		$ 0		58,615	0	0
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, diluted									$ (1,888,662)	$ (126,609)	$ (119,327)
Denominator
Basic	1,620,703,542	[1]	1,292,538,294	[1]	1,614,138,189	[1]	1,291,416,874	[1]	1,359,848,803	1,274,766,915	1,149,000,417
Weighted average effect of dilutive outstanding warrants									524,540	0	0
Weighted average common shares outstanding, diluted	1,620,703,542	[1]	1,292,538,294	[1]	1,614,138,189	[1]	1,291,416,874	[1]	1,360,373,343	1,274,766,915	1,149,000,417
Basic net loss per share	$ (0.41)	[1]	$ (0.04)	[1]	$ (0.78)	[1]	$ (0.1)	[1]	$ (1.35)	$ (0.1)	$ (0.1)
Diluted net loss per share	$ (0.41)	[1]	$ (0.04)	[1]	$ (0.78)	[1]	$ (0.1)	[1]	$ (1.39)	$ (0.1)	$ (0.1)

[1]	Amounts for the three and six months ended June 30, 2021 have been retroactively restated for the reverse recapitalization as described in Note 1.